POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,149	$ 1,134
Debt securities	810	742
Other - cash	6	14
Total fair value of plan assets	$ 1,965	$ 1,890